3. Acquisition (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Consideration
Shares issued (8,000,000) to effect reverse acquisition	$ 3,200,000
Fair value of total consideration transferred	3,200,000
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	364
Receivables	155,060
Accounts payable	(37,411)
Accrued liabilities	(11,302)
Deferred revenue	(2,860)
Convertible note payable	(150,000)
Total identifiable net liabilities	(46,149)
Goodwill	3,246,149
Total recognized amounts of identifiable assets acquired and liabilities assumed	$ 3,200,000